Share-Based Compensation - Assumptions (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-Based Compensation
Expected stock price volatility	66.00%	66.30%	66.30%	65.80%	71.447%
Expected life of options (years)	5 years 8 months 12 days	5 years 9 months 18 days	5 years 9 months 18 days	5 years 10 months 24 days	6 years 7 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk free interest rate	2.90%	2.70%	2.70%	2.00%	1.20%